Material Partly-Owned Subsidiaries - Accumulated Balances and Profit / (Loss) of Material Non-controlling Interests in Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [Line Items]
Non-controlling interests	$ 69,498	$ 61,225
Profit/(loss) attributable to non-controlling interests	4,808	3,172	$ (1,417)
CTW Consolidated [Member]
Disclosure of subsidiaries [Line Items]
Non-controlling interests	64,995	56,380
Profit/(loss) attributable to non-controlling interests	4,896	3,812	(789)
Shanghai Yayang Electric Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Non-controlling interests	1,758	1,450
Profit/(loss) attributable to non-controlling interests	$ (15)	$ (181)	$ (364)